Accounting Policies, by Policy (Policies)	6 Months Ended
Oct. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Preparation	Basis of Presentation and Preparation

The accompanying condensed interim financial statements for the six months ended October 31, 2022 and 2023 have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The Condensed Balance Sheet as of April 30, 2023 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Certain information and footnote disclosures typically included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. The Company believes that the disclosures are adequate to make the disclosed information not misleading. These unaudited condensed interim financial statements should be read in conjunction with the Company's audited financial statements and the notes thereto included in its Annual Report on Form 20-F as of and for the year ended April 30, 2023, which was filed with the SEC on November 16, 2023.

The condensed interim financial statements and the accompanying notes have been prepared on the same basis as the annual financial statements, and management believes that these condensed interim financial statements include all adjustments, normal and recurring in nature, that are necessary to present fairly the financial position of the Company as of October 31, 2023, the results of operations for the six months ended October 31, 2022 and 2023 and cash flows for the six months ended October 31, 2022 and 2023. The results of operations for the interim period are not necessarily indicative of the results to be expected for the fiscal year ending April 30, 2024 or for any other future annual or interim period.

Revenue Recognition	Revenue Recognition

Service Revenue:

Commissioned research and development

The Company derives its service revenue primarily by providing commissioned research and development services. For the commissioned research and development service contracts with the customers contain an acceptance right, which is considered a requirement to conclude the customer has obtained control of the submitted deliverables such as reports, prototypes and digital source code, the revenue is recognized at a point in time, when the deliverables are delivered, and acceptance is completed. For other service contracts, revenue is recognized over time using the “as invoiced” practical expedient and thereby recognized in the amount to which the entity has a right to invoice.

Solution Services

The Company receives compensation from customers through providing its solution services, primarily hackke services and VUEVO service. For these services, the Company identifies two performance obligations which are sales of dedicated devices and providing the system usage service to the customer. The transaction price is allocated among the performance obligations based on the estimated standalone selling price (“SSP”) of each obligation. For hackke service, the Company determines the SSP by using the adjusted market assessment approach utilizing similar equipment for the dedicated device and the residual approach for the system usage service. For VUEVO service, the SSP is determined using the cost plus margin approach. For the sales of dedicated devices, the revenue is recognized at a point in time when the devices are delivered and acceptance is completed and included in product revenue. For system usage services, revenue is recognized on a monthly basis as access rights are granted on a monthly basis and included in service revenue.

Guest Speaker Services

Guest speaker services are provided by the Company’s management for several media and external events managed by a third party. This service helps the Company promote its business. Revenue from guest speaker services is recognized at a point in time when the service is delivered.

Product Revenue:

Product sales are primarily comprised of kikippa, SonoRepro and iwasemi. Products are either sold directly to customers through e-commerce platforms, to intermediaries or directly to businesses. The Company’s product sale contracts only offer standard assurance-type warranties which are not accounted for as a separate performance obligation and do not contain acceptance clauses.

The standard terms and conditions of sale do not allow for product returns other than warranty, with the exception of limited rights of return through certain e-commerce platforms. Sales returns are recorded as a reduction of revenue and cost of sales and are estimated and recorded based on historical sales and returns information. An estimated refund liability along with a right to recover assets are recorded for future product returns. As of October 31, 2023, the Company had a refund liability of ¥1,324 thousand ($9 thousand) included in accrued expense and other current liabilities in the Condensed Balance Sheets. The Company generally does not provide discounts and sales incentives that are contingent on future events.

Revenue from e-commerce sales is recognized either at the time of shipment or at the time of delivery of the product to the end customer, depending on the terms of the contracts. The Company elected the practical expedient to account for shipping and handling activities that occur after the customer has obtained control of goods as a fulfillment activity.

For products sold directly to businesses, the Company recognizes revenue from product sales to businesses at the point of delivery of the product to the business. All contracts with businesses have fixed consideration.

The revenue generated from certain product rental arrangements were immaterial.

During the six months ended October 31, 2023, the Company recognized first product sales of kikippa. The kikippa products are first sold to an intermediary which is identified as the Company’s customer. The Company recognizes product revenue at the time of delivery of the product to the intermediary, upon transferring control of the goods. The intermediary resells kikippa to the end user; however, control is transferred to the intermediary upon delivery of the product to the intermediary as evidenced by the intermediary’s ability to direct the use of and obtain substantially all of the remaining benefits from the performance obligation. The Company is the principal for the transactions with the intermediary and recognizes revenue on a gross basis. Additionally, there is no right of return for delivered products to the intermediary and payment to the Company is not contingent on sales to an end user.

Liquidity and Going Concern	Liquidity and Going Concern

The Company has incurred recurring loss from operations and negative cash flows from operating activities since inception. The Company incurred net losses of ¥1,150,027 thousand ($7,593 thousand) and negative cash flows from operations of ¥1,385,065 thousand ($9,145 thousand) for the six months ended October 31, 2023. As of October 31, 2023, the Company had an accumulated deficit of ¥5,532,279 thousand ($36,526 thousand) and cash and cash equivalents of ¥2,420,667 thousand ($15,982 thousand).

The Company does not expect that its cash and cash equivalents as of October 31, 2023 will enable it to fund its operating expenses, debt obligations and capital expenditures for at least 12 months following the date of issuance of these condensed interim financial statements. As the Company focuses on developing and commercializing its own products, the Company has devoted substantial resources to research and development testing, and commercialization of its products. These operating costs have adversely affected and may continue to adversely impact financial performance. Furthermore, the outstanding principal borrowings of ¥1,000,000 thousand ($6,602 thousand) will mature on February 29, 2024. These conditions, among others, raise substantial doubt about the ability of the Company to continue as a going concern. The continuation as a going concern is dependent upon the Company’s ability to meet its financial requirements, raise additional capital and the success of its future operations.

Management plans to alleviate the conditions that raise substantial doubt by raising additional capital through the issuance of common stock, including a follow-on public offering, other equity or debt financings or refinancing of existing debt obligations. Lastly, management has the ability to manage liquidity through the timing and extent of spending related to research and development, advertising and other discretionary operating expenses. However, the Company’s ability to issue equity securities or obtain debt financing on acceptable terms, or at all, will depend on, among other things, its financial performance, general economic factors, including inflation and then-current interest rates, the condition of the credit and capital markets and other events, some of which may be beyond the Company’s control. There are currently no written agreements in place for such funding or issuance of securities and there can be no assurance that such plans will be effectively implemented. Accordingly, the Company has concluded that substantial doubt exists about the Company’s ability to continue as a going concern for a period of at least 12 months following the issuance date of these condensed interim financial statements.

The Company’s condensed interim financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of obligations in the normal course of business. The condensed interim financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

Convenience Translation	Convenience Translation

The functional and reporting currency of the Company is the Japanese yen (JPY), the currency of the country in which the Company is incorporated and principally operates. Translations of the Condensed Balance Sheets, the Condensed Statements of Operations, Stockholders’ Equity and Cash Flows from JPY into US$ as of and for the six-month periods ended October 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=JPY151.46, representing the index rates stipulated by the federal reserve board the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on October 31, 2023. No representation is made that the JPY amounts could have been, or could be, converted, realized or settled into US$ at that rate on October 31, 2023, or at any other rate.

Use of Estimates	Use of Estimates

The preparation of these condensed interim financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed interim financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in the condensed interim financial statements include, but are not limited to, impairment of long-lived assets, revenue recognition, measuring the fair value of warrant liabilities, measuring operating lease right-of-use assets and operating lease liabilities and valuation of deferred tax assets. Actual results could materially differ from the Company’s estimates, and there may be changes to the estimates in future periods. Management bases these estimates and assumptions that it believes reasonable under the circumstances.

Risks and Uncertainties	Risks and Uncertainties

The Company is subject to a number of risks similar to other companies in the development stage, including, but not limited to, its limited operating history, competition from other companies, limited access to additional funds, dependence on key personnel and management of potential rapid growth. To address these risks, the Company must, among other things, develop its customer base, implement and successfully execute its business and marketing strategy, develop follow-on products, provide superior customer service and attract, retain, and motivate qualified personnel. There can be no guarantee that the Company will be successful in addressing these or other such risks.

The Company generated 55% and 15% of its total revenue from commissioned research and development fees from its partners for the six months ended October 31, 2022 and 2023 respectively. The Company launched multiple products from the second half of the fiscal year 2023 and on, which resulted in product sales accounting for 75% of the Company’s total revenue in the year ended October 31, 2023. For the six months ended October 31, 2023, one customer accounted for approximately 48.3% of our total revenue. The Company’s customers are primarily located in Japan.

Recently Adopted Accounting Pronouncements	Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 introduced a new credit loss methodology, the Current Expected Credit Losses (“CECL”) methodology, which requires earlier recognition of credit losses, while also providing additional transparency about credit risk. The CECL methodology utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held-to maturity debt securities, trade receivables and other receivables measured at amortized cost at the time the financial asset is originated or acquired. Subsequent to the issuance of ASU 2016-13, the FASB issued several additional ASUs to clarify implementation guidance, provide narrow-scope improvements and provide additional disclosure guidance. The Company adopted this ASU on May 1, 2023 and has applied the guidance prospectively. The Company’s expected loss allowance methodology is developed using an aging method and historical loss rates, as well as current economic conditions and expectations of future economic conditions considering economic variables such as gross domestic product and interest rates. The Company has determined that ASU 2016-13 had no material impact on the Company’s unaudited condensed interim financial statements and related disclosures.